Related Parties Balances and Transactions (Details) - USD ($)	Dec. 17, 2024	Jun. 27, 2024	May 31, 2024	Dec. 31, 2025
Related Parties Balances and Transactions [Line Items]
Accrued bonus			$ 18,000,000	$ 559,000
Potential bonus payable			$ 800,000
Vesting of unvested options (in Shares)		18,000
Options expiry term		10 years
Additional paid in capital	$ 1,434,000
Chief Executive Officer [Member] | Mr. Alon Ben-Noon’s [Member]
Related Parties Balances and Transactions [Line Items]
Accrued salary		$ 25,000,000
Director [Member] | Mr. Alon Ben-Noon’s [Member] | RSU [Member]
Related Parties Balances and Transactions [Line Items]
Vesting of unvested options (in Shares)		160,000